FEDERATED TOTAL RETURN SERIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                February 5, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
             Federated Total Return Bond Fund
             Class A Shares
             Class B Shares
             Class C Shares
             Class K Shares
             Institutional Shares
             Institutional Service Shares
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 1, 2007 for the Class A, Class B, Class C Shares and January 31, 2007 for the remaining Classes, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 43 on January 29, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                   Very truly yours,



                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary